Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities:
Net loss	$ (2,526,613)	$ (6,571,184)	$ (7,069,862)
Adjustments for items not affecting cash:
Depreciation and amortization	409,899	425,763	407,013
Share-based compensation	972,879	1,977,187	2,061,810
Provision for accounts receivable	67,519
Net gain from disposal of fixed assets	(480,235)	(477,115)
Impairment of goodwill			14,038
Gain from settlement of student deposit refunds with Renda	(1,200,000)
Deferred income tax expense	2,474	(354,012)	277,874
Changes in operating assets and liabilities
Accounts receivable and other receivable	(2,030,324)	(414,866)	217,407
Prepaid expenses	612,548	1,020,250	(1,323,593)
Long-term prepaids		(7,500,023)
Operating lease – lease liabilities and right of use assets	154,768	25,064	(45,022)
Inventory	2,089	(7,285)	(21,170)
Accounts payable & accrued liabilities	(81,310)	1,112,423	(212,817)
Deferred revenue	710,445	1,274,677	233,493
Income tax receivable	439,546	7,399	254,342
Student deposits			(46,040)
Net cash used in operating activities	(2,946,315)	(9,481,722)	(5,252,527)
Cash Flows from Investing Activities:
Purchase of property and equipment	(292,842)	(40,343)	(14,231)
Share buyback			(1,250,007)
Acquisition of additional interest in subsidiary			(187,505)
Net cash acquired from business acquisitions			574,108
Proceeds from sale of fixed assets	1,748,128	757,115
Net cash provided from (used in) investing activities	1,455,286	716,772	(877,635)
Cash Flows from Financing Activities:
Long term investment received for Gilmore		3,737,727
Share issuances, net of issuance costs	5,109,251	800,000
Proceeds borrowed from third party		409,956
Net cash provided from financing activities	5,109,251	4,947,683
Effect of exchange rate changes on cash and cash equivalents	(13,742)	470	(7,346)
Net increase/(decrease) in cash, cash equivalents	3,604,480	(3,816,797)	(6,137,508)
Cash and cash equivalents and restricted cash, beginning of year	1,488,754	5,305,551	11,443,059
Cash and cash equivalents and restricted cash, end of year	5,093,234	1,488,754	5,305,551
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid
Income taxes paid	1,130	10,787	10,575
Non-cash investing activities – acquisition of operating lease right-of-used assets	120,773	2,267,597	561,247
Non-cash investing activities – assumption of operating lease obligation	$ 120,759	$ 2,238,099	$ 572,564